As filed with the Securities and Exchange Commission on October 17, 2013
                                                                                                                                                                                                                       File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 973	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 973	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 1, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 973 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 1, 2013, the effectiveness of the registration statement for the iShares 2018 Investment Grade Corporate Financial Sector Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 819 on January 18, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Act as follows:

PEA No.	Date Filed	Automatic Effective Date
855	April 2, 2013	May 2, 2013
877	May 1, 2013	May 31, 2013
891	May 30, 2013	June 28, 2013
910	June 27, 2013	July 26, 2013
932	July 25, 2013	August 23, 2013
945	August 22, 2013	September 20, 2013
959	September 19, 2013	October 18, 2013

This Post-Effective Amendment No. 973 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 819.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 973 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of October, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: October 17, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 973 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: October 17, 2013

John E. Martinez*
Trustee

Date: October 17, 2013

George G.C. Parker*
Trustee

Date: October 17, 2013

Cecilia H. Herbert*
Trustee

Date: October 17, 2013

Charles A. Hurty*
Trustee

Date: October 17, 2013

John E. Kerrigan*
Trustee

Date: October 17, 2013

Robert H. Silver*
Trustee

Date: October 17, 2013

Robert S. Kapito*
Trustee

Date: October 17, 2013

Madhav V. Rajan*
Trustee

Date: October 17, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: October 17, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 17, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.